DEPOSIT ON ACQUISITION OF COMMERCIAL BANCORP	3 Months Ended
Mar. 31, 2024
DEPOSIT ON ACQUISITION OF COMMERCIAL BANCORP
DEPOSIT ON ACQUISITION OF COMMERCIAL BANCORP

NOTE 11. DEPOSIT ON ACQUISITION OF COMMERCIAL BANCORP

Amendment to Bank Acquisition Agreement

On February 26, 2024, AtlasClear and Commercial Bancorp entered into an amendment (the “Amendment”) to the Amended and Restated Agreement and Plan of Merger, dated as of November 16, 2022, by and between AtlasClear and Commercial Bancorp (the “Bank Acquisition Agreement”), pursuant to which, among other things, Commercial Bancorp is expected to merge with and into a subsidiary of AtlasClear. Pursuant to the Amendment Commercial Bancorp received 40,000 shares of Common Stock in lieu of a nonrefundable escrow deposit valued at $2.28 based on the fair value of common stock on February 26, 2024 date of the amended agreement.